Inventory	12 Months Ended
Mar. 31, 2019
Classes Of Inventories [Abstract]
Inventory
9.	Inventory

Inventory was comprised of the following items:

	March 31,	March 31,
	2019	2018

Finished goods	$38,048	$26,506
Work-in-process	165,462	71,883
Merchandise and devices	11,459	571
Supplies and consumables	47,136	2,647

Total inventory	$262,105	$101,607

Inventory expensed during the year ended March 31, 2019, was $231,159 (for the year ended March 31, 2018 - $92,683).

The fair value changes in biological assets included in inventory sold and other inventory charges for the year ended March 31, 2019 is $129,536 (for the year ended March 31, 2018 - $67,861). Included in other inventory charges are net realizable value adjustment and net write-offs of biological assets.